Financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Financial liabilities
4.2 Other current financial assets

(CHF in thousands)	12/31/2021	12/31/2020

Credit cards	6,417	7,271
Deposits	14,814	4,864
Other current financial assets	8,823	5,000
Other current financial assets at amortized cost	30,054	17,135
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	30,054	17,135

Due to their short-term nature, the carrying amount of other current financial assets at amortized cost correspond to their fair value. As of December 31, 2021, other current financial assets include prepayments made to customs authorities in the amount of CHF 4,474k (December 31, 2020: CHF 3,467k).

Refer to 5.2 Foreign currency risk for additional information on derivatives.
4.3 Financial liabilities

(CHF in thousands)	12/31/2021	12/31/2020

Current bank overdrafts	—	46
Current lease liabilities	13,631	4,308
Short-term debt	—	200
Other financial liabilities	6,458	1,351
Other current financial liabilities at amortized cost	20,089	5,905
Negative fair value from derivatives	8	1,371
Other current financial liabilities at fair value through profit or loss	8	1,371
Other current financial liabilities	20,097	7,276
Non-current lease liabilities	167,228	19,174
Other non-current financial liabilities at amortized cost	167,228	19,174

Due to their short-term nature, the carrying amount of other current financial liabilities at amortized cost correspond to their fair value. The carrying amount of long-term debt is a reasonable approximation of fair value. Certain assets have been pledged in relation to current bank overdrafts, refer to 5.4 Liquidity risk for additional information. For additional information on derivatives refer to 5.2 Foreign currency risk.

Accounting policies	On’s financial liabilities include trade payables, current bank overdrafts repayable on demand, short-term debts incl. bank loans, and other financial liabilities, which initially are recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. A financial liability is only classified as at fair value through profit or loss if it is a derivative.
Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.
Reconciliation of liabilities arising from financing activities:

(CHF in thousands)	Short-term debt	Long-term debt	Lease liabilities	Total

Balance at January 1, 2020	3,026	200	5,162	8,388
thereof current	3,026	—	2,049	5,075
thereof non-current	—	200	3,113	3,313
Payments	(3,026)	—	(3,399)	(6,425)
Interest expenses paid	—	—	(281)	(281)
Additions to lease liabilities	—	—	22,598	22,598
Reclassifications	200	(200)	—	—
Exchange differences	—	—	(599)	(599)
Balance at December 31, 2020	200	—	23,482	23,682
thereof current	200	—	4,308	4,508
thereof non-current	—	—	19,174	19,174
Payments	(200)	—	(13,311)	(13,511)
Interest expenses paid	—	—	(2,428)	(2,428)
Additions to lease liabilities	—	—	174,089	174,089
Exchange differences	—	—	(973)	(973)
Balance at December 31, 2021	—	—	180,859	180,859
thereof current	—	—	13,631	13,631
thereof non-current	—	—	167,228	167,228